                    TRANSAMERICA IDEX MUTUAL FUNDS - CLASS I
--------------------------------------------------------------------------------

Transamerica IDEX Mutual Funds (TA IDEX) (formerly, IDEX Mutual Funds) consists of several individual funds. Each fund invests in a range of securities, such as stocks and/or bonds. Please read this prospectus carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI) (see back cover).

In addition, we suggest you contact your financial professional or a TA IDEX customer service representative, who will assist you.

PLEASE NOTE: THIS PROSPECTUS INCLUDES CLASS I SHARES ONLY. CLASS I SHARES OF THE
             TA IDEX FUNDS LISTED IN THIS PROSPECTUS ARE CURRENTLY OFFERED FOR INVESTMENT TO THE FOLLOWING STRATEGIC ASSET ALLOCATION FUNDS OF AEGON/ TRANSAMERICA SERIES FUND, INC. (ATSF): ATSF ASSET
             ALLOCATION - CONSERVATIVE PORTFOLIO, ATSF ASSET ALLOCATION - GROWTH PORTFOLIO, ATSF ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO AND ATSF ASSET ALLOCATION - MODERATE PORTFOLIO.

TABLE OF CONTENTS


SECTION A -- FUND DESCRIPTIONS

-    TA IDEX EVERGREEN INTERNATIONAL SMALL CAP...........    2

-    TA IDEX MARSICO INTERNATIONAL GROWTH................    4

-    TA IDEX TRANSAMERICA SHORT-TERM BOND................    6

-    TA IDEX UBS LARGE CAP VALUE.........................    8

-    TA IDEX VAN KAMPEN EMERGING MARKETS DEBT............   10

-    TA IDEX VAN KAMPEN SMALL COMPANY GROWTH.............   13

SECTION B -- SHAREHOLDER INFORMATION

-    INVESTMENT ADVISER..................................   15

-    CLASS I SHARES......................................   15

-    FEATURES AND POLICIES...............................   15

-    UNDERWRITING AGREEMENT..............................   16

-    DISTRIBUTION AND TAXES..............................   16

-    EXPLANATION OF STRATEGIES AND RISKS - APPENDIX A....  A-1

-    BOND RATINGS - APPENDIX B...........................  B-1


TO HELP YOU UNDERSTAND...

In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

(CHECK MARK ICON)
OBJECTIVE
What is the fund's investment objective? Learn about your fund's goal or objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
How does the fund go about trying to meet its goal? Read about the types of investments each fund contains and what style of investment philosophy it employs.

(EXCLAMATION ICON)
PRINCIPAL RISKS
What are the specific risks for an investor in the fund? Find out what type of risks are associated with each fund.

(PERCENTAGE ICON)
PAST PERFORMANCE
What is the investment performance of the fund? See how well each fund has performed in the past year, five years, ten years and since its inception.

(DOLLAR ICON)
FEES AND EXPENSES
How much does it cost to invest in the fund? Learn about each fund's fees and expenses.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
Who manages the fund and how much are they paid? See information about each fund's advisers, as well as the fees paid to them.

AN INVESTMENT IN A TA IDEX FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

November 8, 2004

TA IDEX EVERGREEN INTERNATIONAL SMALL CAP
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Evergreen International Small Cap is to seek capital growth.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Evergreen Investment Management Company, LLC (Evergreen), seeks to achieve this objective by investing principally in:

- equity securities of small companies located in at least three countries, one of which may be the United States.

The fund normally invests at least 80% of its assets in securities of issuers located in at least three countries and in equity securities such as common stocks, convertible securities and preferred stocks. The fund may also invest in debt securities (of any foreign governments and any international agency such as the World Bank), time deposits with foreign banks and may hold cash and cash equivalents. The fund may invest in securities of issuers located in certain foreign countries with developed markets as well as those with emerging markets. When investing in securities of issuers located in other countries with developed securities markets, the fund invests in equity securities of small-to medium-sized companies generally under $8.5 billion in market capitalization at the time of purchase that are in a relatively early stage of development. When investing in securities, the fund seeks to invest in equity securities of issuers that the portfolio manager believes are well managed and positioned to achieve above-average increases in revenue and earnings and have strong prospects for continued revenue growth. The fund also seeks to identify and invest in countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth.

Although not principal investment strategies, the fund may invest up to 10% of its assets in Real Estate Investment Trusts (REITs) or their foreign equivalents.

The fund may engage in hedging and cross-hedging with respect to foreign currencies in both U.S. dollars and foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of the fund's investments are denominated. Under normal conditions, this strategy is not expected to represent more than 25% of the assets of the fund.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------

The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN SECURITIES
Investments in foreign securities (including American Depository receipts
(ADRs), Global Depository Receipts (GDRs) and European Depository Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 - changes in currency values
 - currency speculation
 - currency trading costs
 - different accounting and reporting practices
 - less information available to the public
 - less (or different) regulation of securities markets
 - more complex business negotiations
 - less liquidity
 - more fluctuations in prices
 - delays in settling foreign securities transactions
 - higher costs for holding shares (custodial fees)
 - higher transaction costs
 - vulnerability to seizure and taxes
 - political instability and small markets
 - different market trading days
 - forward foreign currency contracts for hedging

- SMALL- AND MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- REAL ESTATE SECURITIES
Investments in the real estate industry are subject to risks associated with direct investment in real estate.

These risks include:

 - Declining real estate value
 - Risks relating to general and local economic conditions
 - Over-building
 - Increased competition for assets in local and regional markets
 - Increases in property taxes
 - Increases in operating expenses or interest rates
 - Change in neighborhood value or the appeal of properties to tenants
 - Insufficient levels of occupancy
 - Inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

- CURRENCY RISK
Because the fund's foreign investments are generally held in foreign currencies, the fund is subject to currency risk, meaning the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

TA IDEX EVERGREEN INTERNATIONAL SMALL CAP
--------------------------------------------------------------------------------

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek long-term capital growth and can tolerate risks associated in small-cap stock and foreign investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  1.07%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.47%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.54%
 EXPENSE REDUCTION(a)                                            (0.22)%
                                                              -------------
 NET OPERATING EXPENSES                                           1.32%
-----------------------------------------------------------------------------

(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05 for expenses that exceed 1.32%. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.32%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
------------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
------------------------------------------------------
               I          $134              $465
------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
------------------------------------------------------
SHARE CLASS            1 YEAR           3 YEARS
------------------------------------------------------
               I          $134              $465
------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about ATFA, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Evergreen Investment Management Company, LLC
   200 Berkeley Street
   Boston, Massachusetts 02116

ADVISORY FEE:

AVERAGE DAILY NET ASSETS
First $250 million...............................    1.07%
Over $250 million................................    1.00%

PORTFOLIO MANAGERS:

The fund is managed by an investment team.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

TA IDEX MARSICO INTERNATIONAL GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Marsico International Growth is to seek long term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Banc of America Capital Management, LLC (BACAP), has entered into an agreement with Marsico Capital Management, LLC (Marsico), under which Marsico provides portfolio management to the fund. Marsico seeks to achieve the fund's objective by investing primarily (no less than 65% of its total assets) in:

- common stocks of foreign companies that are selected for their long-term growth potential.

The fund may invest in companies of any size throughout the world. The fund normally invests in issuers from at least three different countries, not including the United States, and generally maintains a core position of between 35 and 50 common stocks. The fund may invest in common stocks of companies operating in emerging markets. International investing involves additional risks, including currency fluctuations and economic and political instability.

WHAT IS A "TOP DOWN" APPROACH?
When using a "top-down" approach, a sub-adviser may look first at broad market factors, and on the basis of those market factors, choose certain sectors, or industries within the overall market. The sub-adviser may then look at individual companies within those sectors or industries.

WHAT IS A "BOTTOM UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it may look primarily at individual companies against the context of broader market factors. It may then seek to identify individual companies with earnings growth potential that may not be recognized by the market at large.

Stocks for this fund are selected based on an approach that combines "top down" economic analysis with "bottom up" stock selection. Top-down analysis takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation and other economic and social trends. Bottom-up analysis emphasizes investments in well-known, high-quality companies with characteristics such as specific expertise or dominance, franchise durability and pricing power, solid fundamentals such as strong balance sheets, strong management and reasonable valuations in light of projected growth rates.

To determine whether a particular company may be a suitable investment, Marsico may focus on a number of different attributes, including:

 - interest rates
 - the regulatory environment
 - the global competitive landscape
 - a company's market expertise or dominance
 - a company's solid fundamentals
 - a company's commitment to shareholder interest

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FOREIGN SECURITIES
Investments in foreign securities (including American Depository receipts
(ADRs), Global Depository Receipts (GDRs) and European Depository Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include:

 - changes in currency values
 - currency speculation
 - currency trading costs
 - different accounting and reporting practices
 - less information available to the public
 - less (or different) regulation of securities markets
 - more complex business negotiations
 - less liquidity
 - more fluctuations in securities prices
 - delays in settling foreign securities transactions
 - higher costs for holding shares (custodial fees)
 - higher transaction costs
 - vulnerability to seizure and taxes
 - political instability and small markets
 - different market trading days
 - forward foreign currency contracts for hedging

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

 - changes in interest rates
 - length of time to maturity
 - issuers defaulting on their obligations to pay interest or return principal

- HIGH-YIELD/HIGH RISK SECURITIES
 - credit risk
 - greater sensitivity to interest rate movements
 - greater vulnerability to economic changes
 - less liquidity
 - greater chance of default than higher rated debt securities

- CURRENCY RISK
Because the fund's foreign investments are generally held in foreign currencies, the fund is subject to currency risk, meaning the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

- DEFAULT RISK
The fund is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the fund.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

TA IDEX MARSICO INTERNATIONAL GROWTH
--------------------------------------------------------------------------------

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek long term growth of capital and who can tolerate fluctuations inherent in international stock investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  1.06%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.46%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.52%
 EXPENSE REDUCTION(a)                                            (0.21)%
                                                              -------------
 NET OPERATING EXPENSES                                           1.31%
-----------------------------------------------------------------------------

(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05, for expenses that exceed 1.31%. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.31%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

-----------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
-----------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
-----------------------------------------------------
               I          $133             $460
-----------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
-----------------------------------------------------
SHARE CLASS            1 YEAR           3 YEARS
-----------------------------------------------------
               I          $133             $460
-----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about ATFA, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Banc of America Capital Management, LLC
   101 S. Tryon Street
   Charlotte, North Carolina 28255

ADVISORY FEE:

AVERAGE DAILY NET ASSETS

First $300 million...............................    1.06%
$300 million up to $400 million..................    1.01%
$400 million up to $1 billion....................    0.96%
over $1 billion..................................    0.91%

PORTFOLIO MANAGER:

JAMES G. GENDELMAN is the portfolio manager of TA IDEX Marsico International Growth. Prior to joining Marsico Capital Management, LLC in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a bachelors degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

TA IDEX TRANSAMERICA SHORT-TERM BOND
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Transamerica Short-Term Bond is to seek a high level of income consistent with minimal fluctuation in principal value and liquidity.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing in a diversified portfolio as follows:

- short-term and intermediate-term investment-grade corporate obligations

- obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities

- mortgage-backed securities.

TIM may also invest in bank obligations, collaterized mortgage obligations, foreign securities and hybrids. Normally, the fund will invest at least 80% of its net assets in bonds.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign government securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- INTEREST RATES
The interest rates on short-term obligations held in the fund's portfolio will vary, rising or falling with short-term interest rates generally. The fund's yield will tend to lag behind general changes in interest rate.

The ability of the fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

- DEFAULT RISK
The fund is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the fund.

- FOREIGN SECURITIES
To the extent the fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

- INVESTOR PROFILE
Investors who seek a low-cost, broadly-diversified, fixed-income investment to balance the risks of a portfolio containing stocks.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  0.65%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.14%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             0.79%
 EXPENSE REDUCTION(a)                                             0.00%
                                                              -------------
 NET OPERATING EXPENSES                                           0.79%
-----------------------------------------------------------------------------

(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05, for expenses that exceed 0.85%. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.85%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

-----------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
-----------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
-----------------------------------------------------
               I          $ 81             $252
-----------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED AT THE END OF EACH PERIOD:
-----------------------------------------------------------
SHARE CLASS               1 YEAR             3 YEARS
-----------------------------------------------------------
                 I            $ 81              $252
-----------------------------------------------------------

TA IDEX TRANSAMERICA SHORT-TERM BOND
--------------------------------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about ATFA, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   1150 South Olive Street, Suite 2700
   Los Angeles, California 90015

ADVISORY FEE:

AVERAGE DAILY NET ASSETS

First $250 million...............................    0.65%
over $250 million up to $500 million.............    0.60%
over $500 million up to $1 billion...............    0.575%
over $1 billion..................................    0.55%

PORTFOLIO MANAGERS:

HEIDI V. HU, CFA, is Senior Vice President and Head of Fixed Income Investments at TIM. Ms. Hu is Lead Portfolio Manager of the Transamerica Premier Bond Fund and Co-Manager of the Transamerica Premier Balanced Fund. She also manages sub-advised funds and institutional separate accounts in the fixed income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.A. in economics from Lewis & Clark College. Ms. Hu has 15 years of investment experience and is a Chartered Financial Analyst.

PETER O. LOPEZ is Vice President and Director of Research, Fixed Income at TIM. He also manages institutional separate accounts in the fixed income discipline. Prior to joining TIM, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Fixed-Income Analyst for TIS from 1997 - 2000. He holds an M.B.A. in finance and accounting from the University of Michigan and received a B.A. in economics from Arizona State University. Mr. Lopez has 10 years of experience in fixed income analysis and is a CFA Level III candidate.

TIM, through its affiliates, has provided investment advisory services to various clients since 1967.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

TA IDEX UBS LARGE CAP VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX UBS Large Cap Value is to seek to maximize total return, consisting of capital appreciation and current income.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, UBS Global Asset Management (Americas) Inc. (UBS), seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies. Large capitalization companies means companies with a market capitalization range equal to that of the fund's benchmark, the Russell 1000 Value Index. As of September 30, 2004, the capitalization of companies represented in the Russell 1000 Value Index ranged between $525 million and $355 billion. Investments in equity securities may include dividend-paying securities, common stock and preferred stock.

In selecting securities, the sub-adviser focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the sub-adviser's assessment of what a security is worth. The fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the sub-adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The sub-adviser then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks. The fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the fund may make substantial temporary defensive investments in cash equivalents, which may affect the fund's ability to pursue its investment objective.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE INVESTING RISK
Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value securities can decline in price and may never reach their perceived value.

- DERIVATIVES
Derivatives involve additional risks and costs. Risks include:

 - inaccurate market predictions -- an anticipated increase may result in a loss instead
 - prices may not match -- substantial losses may result when there is movement in the price of financial contracts
 - illiquid markets -- the fund may not be able to control losses if there is no market for the contracts
 - tax consequences -- the fund may have to delay closing out certain positions to avoid adverse tax consequences
 - leveraging

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

- INVESTOR PROFILE
This fund may be appropriate for long-term investors seeking capital appreciation who are able to withstand short-term fluctuations in the equity markets in return for potentially high returns over the long term. The value of the fund changes every day and can be affected by changes in interest rates, general market conditions and other political, social and economic developments, as well as specific matters relating to the companies in whose securities the fund invests. It is important to note that an investment in the fund is only one component of a balanced investment plan.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  0.85%
 Distribution and service (12b-1) fees                             N/A
Other expenses                                                    0.50%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.35%
 EXPENSE REDUCTIONS(a)                                           (0.30)%
                                                              -------------
 NET OPERATING EXPENSES                                           1.05%
-----------------------------------------------------------------------------

(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05 for expenses that exceed 1.05%. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.05%.

TA IDEX UBS LARGE CAP VALUE
--------------------------------------------------------------------------------

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

-----------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF THE PERIOD:
-----------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
-----------------------------------------------------
               I          $107             $398
-----------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
-----------------------------------------------------
SHARE CLASS            1 YEAR           3 YEARS
-----------------------------------------------------
               I          $107             $398
-----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about ATFA, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   UBS Global Asset Management (Americas) Inc.
   One North Wacker Drive
   Chicago, Illinois 60606

ADVISORY FEE:

AVERAGE DAILY NET ASSETS
First $200 million...............................    0.85%
over $200 million up to $750 million.............    0.80%
over $750 million up to $1 billion...............    0.75%
over $1 billion..................................    0.70%

PORTFOLIO MANAGERS:

Investment decisions for the fund are made by an investment management team at UBS.

FINANCIAL HIGHLIGHTS

Financial Highlights for the fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Van Kampen Emerging Markets Debt is to seek high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser is Morgan Stanley Investment Management Inc., which does business in certain instances (including its role as a sub-adviser to this fund) under the name Van Kampen.

Van Kampen seeks to achieve the fund's objective by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, Van Kampen seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

The sub-adviser's global allocation team analyzes the global economic environment and its impact on emerging markets. The sub-adviser focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors, such as political risk, leadership, social stability and commitment to reform.

In selecting securities, the sub-adviser first examines yield curves with respect to a country and then considers instrument-specific criteria, including
(i) spread duration; (ii) real interest rates; and (iii) liquidity. The fund's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The sub-adviser may, when or if available, use certain strategies, including the use of derivatives, to protect the fund from overvalued currencies or to take advantage of undervalued currencies. The sub-adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the assets of the fund will be invested in debt securities of issuers located in emerging market countries. An issuer is located in an emerging market country if:

- its principal securities trading market is in an emerging market country;

- alone or on a consolidated basis, it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets; or

- it is organized under the laws of, or has a principal office in, an emerging market country.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FOREIGN SECURITIES

Investing in foreign countries, particularly emerging market countries, entails the following risks:

 - Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers.

 - News and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

 - There may be less information available to the public about foreign issuers.

 - Securities of foreign issuers can be less liquid and experience greater price movements.

 - In some foreign countries, there is the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Fund's investment.

 - There can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

 - Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight.

 - The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

- CURRENCY RISK
The fund's investments in foreign countries may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the fund's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home.

- FIXED INCOME SECURITIES
Market prices of fixed income securities respond to economic developments as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of longer term fixed income securities are generally more volatile, so the average maturity of the securities in the fund affects risk.

- HIGH-YIELD/HIGH-RISK SECURITIES
The fund invests in many fixed income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed income securities are often referred to as "high yield securities" or "junk bonds." High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments.

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
--------------------------------------------------------------------------------

- DERIVATIVES
The fund may invest in certain derivatives instruments, such as futures, options, forward contracts, swaps, and structured notes, and may use certain techniques such as hedging, to manage risks or to gain exposure to foreign markets. Risks of derivatives and hedging techniques include:

 - There cannot be a guarantee that it will be possible or practical to hedge risks in certain markets or under particular conditions
 - Changes in the market value of securities held by the fund, and of derivatives relating to those securities, may not be proportionate
 - There may not be a liquid market for the fund to sell a derivative, which could result in difficulty closing a position
 - Certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate.

- SHORT SELLING AND LEVERAGING
 - The fund may sell securities short. In a short sale transaction, the fund sells a borrowed security in anticipation of a decline in the market value of that security, hoping to profit from the difference between the amount received from the sale and the cost of replacing the borrowed security. If Van Kampen incorrectly predicts that the price of a borrowed security will decline, the fund may lose money because the amount necessary to replace the borrowed security will be greater than the amount received from the sale.
 - The fund may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of fund securities.

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

- INVESTOR PROFILE
This fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in lower-rated and unrated fixed income securities in emerging markets.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  0.95%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.47%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.42%
 EXPENSE REDUCTION(a)                                            (0.27)%
                                                              -------------
 NET OPERATING EXPENSES                                           1.15%
-----------------------------------------------------------------------------

(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05 for expenses that exceed 1.15%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.15%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
------------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
------------------------------------------------------
               I          $117              $423
------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
------------------------------------------------------
SHARE CLASS            1 YEAR           3 YEARS
------------------------------------------------------
               I          $117              $423
------------------------------------------------------

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
--------------------------------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about ATFA, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Morgan Stanley Investment Management Inc.
   1221 Avenue of the Americas
   New York, New York 10020

ADVISORY FEE:

AVERAGE DAILY NET ASSETS
First $250 million...............................    0.95%
Over $250 million up to $500 million.............    0.90%
Over $500 million................................    0.80%

PORTFOLIO MANAGERS:

The fund is managed by the Van Kampen's Emerging Market Debt team. Current members of the team include ABIGAIL L. MCKENNA (Managing Director), ERIC J. BAURMEISTER (Executive Director), and FEDERICO KAUNE (Executive Director).

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

TA IDEX VAN KAMPEN SMALL COMPANY GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Van Kampen Small Company Growth is to seek long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser is Morgan Stanley Investment Management Inc., which does business in certain instances (including its role as a sub-adviser to this fund) under the name Van Kampen.

Van Kampen seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small U.S. and, to a limited extent, foreign companies. Van Kampen selects issues from a universe comprised of small cap companies, most with market capitalizations of generally less than $4 billion.

The sub-adviser invests in companies that it believes exhibit some or all of the following characteristics: (i) superior growth prospects, (ii) rising trend in return on invested capital, and (iii) sustainable competitive advantages.

The process for investing is research intensive and Van Kampen focuses primarily on bottom-up fundamental analysis, rather than employing a top-down approach. The majority of the research is generated internally by fund managers and their analysts. Van Kampen closely monitors earnings quality to ensure that reported results accurately reflect the underlying economics and trends in the business. In addition, Van Kampen utilizes an extensive network of industry contacts and access to management teams to monitor changes in the competitive position of the companies in the fund. The sub-adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the fund's assets will be invested in equity securities of small companies. A company is considered to be a small cap company if it has a total market capitalization at the time of purchase of $4 billion or less. The market capitalization limit is subject to adjustment annually based upon Van Kampen's assessment as to the capitalization range of companies which possess the fundamental characteristics of small cap companies. Van Kampen may invest up to 5% of the fund's assets in securities of issuers located in emerging market countries.

WHAT IS A "BOTTOM UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- SMALL-CAP COMPANIES
Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Also, growth stocks can experience steep price declines if the company's earnings disappoint investors. Since the fund will typically be fully invested in this market sector, investors are fully exposed to its volatility.

The fund may take a temporary defensive position when the securities tradings markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist (which is inconsistent with the funds principal investment strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

- INVESTOR PROFILE
This fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in the equity securities of growth-oriented small companies.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

TA IDEX VAN KAMPEN SMALL COMPANY GROWTH
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  0.95%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.44%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.39%
 EXPENSE REDUCTIONS(a)                                           (0.24)%
                                                              -------------
 NET OPERATING EXPENSES                                           1.15%
-----------------------------------------------------------------------------

(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05 for expenses that exceed 1.15%. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.15%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
------------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
------------------------------------------------------
               I          $117              $416
------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
------------------------------------------------------
SHARE CLASS            1 YEAR           3 YEARS
------------------------------------------------------
               I          $117              $416
------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about ATFA, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Morgan Stanley Investment Management Inc.
   1221 Avenue of the Americas
   New York, New York 10020

ADVISORY FEE:

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.95%
over $500 million................................    0.85%

PORTFOLIO MANAGERS:

The fund is managed by the Van Kampen's U.S. Growth Team. The team is made up of established investment professionals. Current members of the team include DENNIS LYNCH (Managing Director), DAVID COHEN (Executive Director) and SAM CHAINANI (Vice President). The composition of the team may change without notice from time to time.

FINANCIAL HIGHLIGHTS:

Financial Highlights for the fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

SECTION B - SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

INVESTMENT ADVISER

TA IDEX is run by a Board of Trustees.

The assets of each fund are managed by an investment adviser, who in turn selects sub-advisers, who have hired fund managers. All such advisers to the funds are supervised by the Board of Trustees. You can find information about the TA IDEX Trustees and officers in the SAI.

AEGON/TRANSAMERICA FUND ADVISERS, INC. (ATFA), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as the investment adviser for TA IDEX.

The investment adviser hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser. The investment adviser also monitors the sub-advisers' buying and selling of securities and administration of the funds. For these services, it is paid an advisory fee. This fee is based on the average daily net assets of each fund, and is paid at the rates shown in this prospectus.

ATFA is directly owned by Western Reserve Life Assurance Co. of Ohio (78%) (Western Reserve) and AUSA Holding Company (22%) (AUSA), both of which are indirect wholly-owned subsidiaries of AEGON N.V. AUSA is wholly-owned by Transamerica Holding Company, which is wholly-owned by AEGON USA, Inc. (AEGON
USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group. TIM is an affiliate of ATFA and TA IDEX.

ATFA or its affiliates may pay, out of its own resources and not out of fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries.

AEGON/Transamerica Series Fund, Inc. (ATSF) received an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) (Order) that permits TA IDEX and its investment adviser, ATFA, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

CLASS I SHARES
Class I shares of the TA IDEX funds in this prospectus are currently offered for investment to the following strategic asset allocation funds of AEGON/Transamerica Series Fund, Inc. (ATSF): ATSF Asset
Allocation - Conservative Portfolio, ATSF Asset Allocation - Growth Portfolio, ATSF Asset Allocation - Moderate Growth Portfolio and ATSF Asset Allocation - Moderate Portfolio.

FEATURES AND POLICIES

MARKET TIMING/EXCESSIVE TRADING

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

THE TA IDEX BOARD OF TRUSTEES HAS APPROVED POLICIES THAT ARE DESIGNED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, WE REQUEST THAT YOU DO NOT PURCHASE IN SHARES OF ANY OF THE FUNDS. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which it reasonably determines to be in connection with market timing or excessive trading. The funds generally will consider four or more exchanges between funds, or frequent purchases and redemptions having a similar effect, during any rolling three-month period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the funds reserve the right to determine less active trading to be "excessive" or related to market timing.

While TA IDEX discourages market timing and excessive short-term trading, the funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements. In addition, implementation of the funds' restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured.


PRICING OF SHARES



Each fund's price (NAV) is calculated on each day the New York Stock Exchange
(NYSE) is open for business.



The NAV of fund shares is not determined on days the NYSE is closed (generally New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The NAV of each class is calculated by dividing its assets less liabilities by the number of its shares outstanding.



If TA IDEX receives your request in good order by regular closing time of the NYSE (usually 4 p.m. New York time), you will pay or receive that day's NAV plus any applicable sales charges. If later, it will be priced based on the next day's NAV. Share rates may change when a fund holds shares in companies traded on foreign exchanges that are open on days the NYSE is closed. Orders for shares of the TA IDEX Asset Allocation funds and corresponding orders for the TA IDEX underlying funds in which they invest are priced on the same day when orders for shares of the TA IDEX Asset Allocation funds are received. Thus, receipt in good order of a request for shares of the TA IDEX

SECTION B - SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


Asset Allocation funds by regular closing time of the NYSE is deemed to constitute receipt of a proportional order for the corresponding TA IDEX underlying funds on the same day, so that both orders generally will receive that day's NAV.



In determining NAV, each fund's portfolio investments are valued at market value. Investments for which quotations are not readily available are valued at fair value determined in good faith under the supervision of the Board of Trustees. More information about this topic may be found in the funds' SAI.


INVESTMENT POLICY CHANGES


TA IDEX Evergreen International Small Cap, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt, and TA IDEX Van Kampen Small Company Growth, as part of each fund's investment policy, invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in this prospectus. Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.


NOTE: Unless expressly designated as fundamental, all policies and procedures of the funds may be changed by TA IDEX's Board of Trustees without shareholder approval. To the extent authorized by law, TA IDEX and each of the funds reserve the right to discontinue offering shares at any time, or to cease operations entirely.

PERFORMANCE

TA IDEX may include quotations of a fund's total return or yield in advertisements, sales literature, reports to shareholders, or to prospective investors. Total return and yield quotations for a fund reflect only the performance of a hypothetical investment in the fund during the particular time period shown as calculated based on the historical performance of the fund during that period. Such quotations do not in any way indicate or project future performance.

YIELD

Yield quotations for a fund refer to the income generated by a hypothetical investment in the fund over a specified thirty-day period expressed as a percentage rate of return for that period. The yield is calculated by dividing the net investment income per share for the period by the price per share on the last day of that period.

TOTAL RETURN

Total return refers to the average annual percentage change in value of an investment in a fund held for a stated period of time as of a stated ending date. When a fund has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a fund's investment advisory fees and direct fund expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the fund when made.


DISTRIBUTIONS AND TAXES



TAXES ON DISTRIBUTIONS IN GENERAL



Each fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although a fund will not have to pay income tax on amounts it distributes to shareholders, most shareholders will be taxed on amounts they receive. Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors generally will not be required to pay any tax on distributions. If a fund declares a dividend in October, November, or December but pays it in January, you will be taxed on the dividend as if you received it in the previous year.


UNDERWRITING AGREEMENT

TA IDEX has an Underwriting Agreement with AFSG Securities Corporation (AFSG), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the investment adviser and TA IDEX. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public.

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

HOW TO USE THIS SECTION

In the discussions of the individual fund(s) in which you invest, you found descriptions of the principal strategies and risks associated with such fund(s). In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the fund you are interested in. Then refer to this section and read about the risks particular to that fund. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

DIVERSIFICATION

The Investment Company Act of 1940 ("1940 Act") classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund.


All of the funds qualify as diversified funds under the 1940 Act. The diversified funds are subject to the following diversification requirements (which are set forth in full in the SAI):


- As a fundamental policy, with respect to 75% of the total assets of a fund, the fund may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some funds, in other types of cash items.


- As a fundamental policy with respect to 75% of the total assets of a fund, the fund will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the fund's total assets.


CONCENTRATION

Unless otherwise stated in a fund's objective or its principal strategies and policies, as a fundamental policy governing concentration, no fund will invest more than 25% of its total assets in any one particular industry, other than U.S. government securities and its agencies.

INVESTING IN COMMON STOCKS

Many factors cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When your fund holds stocks, there is a risk that some or all of them may be down in price when you choose to sell fund shares, causing you to lose money. This is called market risk.

INVESTING IN PREFERRED STOCKS

Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in Bonds," below.)

INVESTING IN "CONVERTIBLES," PREFERRED STOCKS, AND BONDS

Since preferred stocks and corporate bonds pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities go up and down in price inversely to interest rates as the common stock does, adding to their market risk.

VOLATILITY

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary and for extended periods.

INVESTING IN BONDS

Like common stocks, bonds fluctuate in value, though the factors causing this are different, including:

- CHANGES IN INTEREST RATES. Bond prices tend to move the opposite of interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertibles.

- LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

- DEFAULTS. All bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

- DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Investors Service (Moody's) and Standard & Poors Rating Group (S&P). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

- LOW RATING. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes, subject to greater price volatility and are less liquid.

- LACK OF RATING. Some bonds are considered speculative, or for other reasons are not rated. Such bonds must pay a

                                   APPENDIX A-1

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  higher interest rate in order to attract investors. They're considered riskier because of the higher possibility of default or loss of liquidity.

- LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash). Please see Appendix B for a description of bond ratings.

INVESTING IN FOREIGN SECURITIES

Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks not usually associated with U.S. securities, including:

- CHANGES IN CURRENCY VALUES. Foreign securities are sold in currencies other than U.S. dollars. If a currency's value drops, the value of your fund shares could drop too, even if the securities are strong. Dividend and interest payments may be lower. Factors affecting exchange rates are: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and any currency manipulation by banks.

- CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation.

- CURRENCY TRADING COSTS. Some funds also invest in American Depositary Receipts (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS. The fund incurs costs when it converts other currencies into dollars, and vice-versa.

- DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

- LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

- LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S.

- MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, a fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

- LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

- SETTLEMENT DELAYS. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

- HIGHER CUSTODIAL CHARGES. Fees charged by the fund's custodian for holding shares are higher for foreign securities than those of domestic securities.

- VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

- POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities. Regulation of banks and capital markets can be weak.

- DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before your transaction occurs.

- HEDGING. A fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

INVESTING IN FUTURES, OPTIONS AND DERIVATIVES

Besides conventional securities, your fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts, which include futures and options, involve additional risks and costs. Risks include:

DERIVATIVES. Certain of the funds use derivative instruments as part of their investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts and sway agreements (including, but not limited to, credit default swaps). There is no assurance that the use of any derivatives strategy will succeed.

                                   APPENDIX A-2

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A fund bears the risk that the counterparty could default under a swap agreement. Further, certain funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are "commodity-linked" or "index-linked" notes. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note.

The value of these notes will rise and fall in response to changes in the underlying commodity or related index of investment. These notes expose a fund economically to movements in commodity prices. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the value of debt securities. Therefore, at the maturity of the note, a fund may receive more or less principal than it originally invested. A fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

A fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by the funds:

- MANAGEMENT RISK. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

- CREDIT RISK. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract's terms. Additionally, credit default swaps could result in losses if a fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

- LIQUIDITY RISK. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

- LEVERAGE RISK. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each fund will segregate assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees (or as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

- LACK OF AVAILABILITY. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a fund will engage in derivatives transactions at any time or from time to time. A fund's ability to use derivatives may be limited by certain regulatory and tax considerations.

- MARKET AND OTHER RISKS. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. If a fund manager incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for a fund, the fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. A fund may also have to buy or sell a security at a disadvantageous time or price because the fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivative transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a fund's use of derivatives may cause the fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the fund had not used such instruments.

INVESTING IN HYBRID INSTRUMENTS

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero. Hybrids can have volatile prices and limited liquidity, and their use may not be successful.
                                   APPENDIX A-3

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTING IN STOCK INDEX FUTURES

Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- inaccurate market predictions

- imperfect correlation

- illiquidity

- tax consequences

- potential unlimited loss

- volatile net asset value due to substantial fluctuations in the value of these futures

INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of the fund's securities decline.

Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund's limitations on investing in illiquid securities. If a fund's manager makes the incorrect prediction, the opportunity for loss can be magnified.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which exposes investors to risks of payment default and volatility.

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds. Investors in these bonds are exposed to the credit standing of the municipality. If the municipality defaults on the bonds, there may be a loss on the investment.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to Alternate Minimum Tax (AMT).

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the Issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. Investors in these securities are subject to the risk that the dealer or bank may not repurchase the instrument. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates even though their stated maturity may extend beyond 13 months.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the Issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the sub-adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTING IN TAX-EXEMPT SECURITIES

Some municipal obligations pay interest that, while tax-exempt, may be considered a "preference item" for determining the federal alternative minimum tax. This may result in your paying more tax than you would have otherwise. Also, Congress periodically threatens to limit or do away with the tax exemption on municipal obligations. If that happened, it could substantially reduce the value of your fund's assets.

                                   APPENDIX A-4

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTING IN SPECIAL SITUATIONS

Each fund may invest in "special situations" from time to time. Special situations arise when, in the opinion of a fund manager, a company's securities may be undervalued, then potentially increase considerably in price, due to:

- a new product or process

- a management change

- a technological breakthrough

- an extraordinary corporate event

- a temporary imbalance in the supply of, and demand for, the securities of an Issuer

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a fund will depend on the size of the fund's investment in a situation.

PORTFOLIO TURNOVER

A fund may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rates will not limit a manager's ability to buy or sell securities for these funds, although certain tax rules may restrict a fund's ability to sell securities when the security has been held for less than three months. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for a fund. The funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

INVESTMENT STRATEGIES

A fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Fund's Board of Trustees. No fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the funds to other risks and considerations, which are discussed in the Fund's SAI.

GROWTH INVESTING

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may underperform other funds that employ a different style. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds typically will underperform when value investing is in favor.

VARIOUS INVESTMENT TECHNIQUES

Various investment techniques are utilized to increase or decrease exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the fund's portfolio of investments and are not used for leverage. Use of such strategies may result in a fund manager's failure to achieve the fund's goals. Also, limiting losses in this manner may cap possible gains.

IPOs

IPOs are subject to specific risks which include:

- high volatility

- no track record for consideration

- securities are less liquid

- earnings are less predictable

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, a fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.

INTERNET OR SECTOR RISK

A fund may invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

SHORT SALES

A fund may sell securities "short against the box." A short sale is the sale of a security that the fund does not own. A short sale is "against the box" if at all times when the short position is open, the fund owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The fund may outperform or underperform other funds that employ a different investment style. The fund may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

                                   APPENDIX A-5

APPENDIX B

BOND RATINGS
--------------------------------------------------------------------------------

                                  BOND RATINGS
                                   APPENDIX B

BRIEF EXPLANATION OF RATING CATEGORIES

                                     BOND RATING                           EXPLANATION
                                     -----------                           -----------
STANDARD & POOR'S CORPORATION         AAA          Highest rating; extremely strong capacity to pay principal and interest.
                                      AA           High quality; very strong capacity to pay principal and
                                                   interest.
                                      A            Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                                      BBB          Adequate capacity to pay principal and interest; normally
                                                   exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                                      BB,B, and    Predominantly speculative with respect to the issuer's
                                      CC,CC,C      capacity to meet required interest and principal payments.
                                                   BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                                   outweighed by large uncertainties or major risk exposure to adverse conditions.
                                      D            In default.

PLUS (+) OR MINUS (-) -- The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

UNRATED -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.       Aaa          Highest quality, smallest degree of investment risk.
                                      Aa           High quality; together with Aaa bonds, they compose the
                                                   high-grade bond group.
                                      A            Upper-medium grade obligations; many favorable investment
                                                   attributes.
                                      Baa          Medium-grade obligations; neither highly protected nor
                                                   poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                                      Ba           More uncertain, with speculative elements. Protection of
                                                   interest and principal payments not well safeguarded during good and bad times.
                                      B            Lack characteristics of desirable investment; potentially
                                                   low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                                      Caa          Poor standing, may be in default; elements of danger with
                                                   respect to principal or interest payments.
                                      Ca           Speculative in a high degree; could be in default or have
                                                   other marked short-comings.
                                      C            Lowest-rated; extremely poor prospects of ever attaining
                                                   investment standing.

UNRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                                   APPENDIX B-1

                            NOTICE OF PRIVACY POLICY

At Transamerica IDEX Mutual Funds, protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use "nonpublic personal information" in order to provide our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

WHAT INFORMATION WE COLLECT AND FROM WHOM WE COLLECT IT

We may collect nonpublic personal information about you from the following sources:

- Information we receive from you on applications or other forms, such as your name, address and account number;

- Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

- Information we receive from non-affiliated third parties, including consumer reporting agencies.

"Nonpublic personal information" is nonpublic information about you that we obtain in connection with providing a financial product or service to you.

WHAT INFORMATION WE DISCLOSE AND TO WHOM WE DISCLOSE IT

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements.

OUR SECURITY PROCEDURES

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

                    THIS PAGE IS NOT PART OF THE PROSPECTUS

                         TRANSAMERICA IDEX MUTUAL FUNDS
                              570 Carillon Parkway
                      St. Petersburg, Florida, 33716-1202

                INVESTMENT ADVISER:                                          CUSTODIAN:
       AEGON/Transamerica Fund Advisers, Inc.                      Investors Bank & Trust Company
                570 Carillon Parkway                              200 Clarendon Street, 16th Floor
         St. Petersburg, Florida 33716-1202                         Boston, Massachusetts 02116

                    DISTRIBUTOR:                         INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING
            AFSG Securities Corporation                                        FIRM:
               4333 Edgewood Road NE                                 PricewaterhouseCoopers LLP
              Cedar Rapids, Iowa 52499                            101 E. Kennedy Blvd., Suite 1500
                                                                     Tampa, Florida 33602-9919

                                 SUB-ADVISERS:

      BANC OF AMERICA CAPITAL MANAGEMENT, LLC
      101 S. Tryon Street
      Charlotte, North Carolina 28255

      EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC
      200 Berkeley Street
      Boston, Massachusetts 02116


      MARSICO CAPITAL MANAGEMENT, LLC

      1200 17th Street, Suite 1600
      Denver, Colorado 80202

      MORGAN STANLEY INVESTMENT MANAGEMENT INC. (DBA VAN KAMPEN)
      1221 Avenue of the Americas
      New York, New York 10020


      TRANSAMERICA INVESTMENT MANAGEMENT, LLC

      1150 South Olive Street, Suite 2700
      Los Angeles, California 90015

      UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
      One North Wacker Drive
      Chicago, Illinois 60606

            SEND YOUR CORRESPONDENCE TO:                                 CUSTOMER SERVICE:
           Transamerica IDEX Mutual Funds                       (888) 233-IDEX (4339) toll free call
                  P.O. Box 219945                             Hours: 8 a.m. to 8 p.m. Monday - Friday
             Kansas City, MO 64121-9945

                        IDEX WEBSITE: www.idexfunds.com

Both the principal value and returns of investments will fluctuate over time, so an investor's shares, when redeemed, may be worth more or less than their original cost.



                               www.idexfunds.com


 Transamerica IDEX Mutual Funds - P. O. Box 9012 - Clearwater, FL - 33758-9012


      Investor Services 1-888-233-4339 - Financial Advisors 1-800-851-7555


             Distributor: AFSG Securities Corporation, Member NASD



      SHAREHOLDER INQUIRIES AND TRANSACTION REQUESTS SHOULD BE MAILED TO:


   TRANSAMERICA IDEX MUTUAL FUNDS P.O. BOX 219945 KANSAS CITY, MO 64121-9945



ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information, dated November 8, 2004, and in the Fund's Annual and Semi-Annual reports to shareholders, which are incorporated by reference into this prospectus. Other information about these funds has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained, upon payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102. Reports and other information about the funds are also available on the Commission's Internet site at http://www.sec.gov. To obtain a copy of the Statement of Additional Information or the Annual and Semi-Annual reports, without charge, or to make other inquiries about these funds, call or write to Transamerica IDEX Mutual Funds at the phone number or address above. In the Transamerica IDEX Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.



The Investment Company Act File Number for Transamerica IDEX Mutual Funds is:
811-04556.